INCOME TAX (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CANADA
Income Taxes [line items]
Resource related expense accumulated with no deferred tax benefit recognized	$ 7.9	$ 7.5